Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information that demonstrates the relationship between executive “Compensation Actually Paid” and the Company’s performance against several specific financial metrics. For further information regarding our executive compensation and programs, the metrics used by our Compensation Committee to set executive compensation for 2023 (which is different than the financial metrics we are required to include in the tables and discussion below) and our pay- for-performance philosophy, please refer to the “Compensation Discussion and Analysis” section included herein.
The table below reflects the Compensation Actually Paid to the Company’s Principal Executive Officer (“PEO”) and average Compensation Actually Paid to non-PEO NEO’s during 2020 through 2023. In addition, the table compares our Total Stockholder Return (“TSR”) against our peer group TSR using the KBW Nasdaq Regional Bank Index.
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO ($)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3) (e)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income ($ in thousands) (h)	Return on Tangible Book Value(5) (i)
					TSR ($) (f)	Peer Group TSR ($) (g)
2023	1,329,000	1,363,513	486,655	490,773	55.63	101.77	(199,064)	1.9%
2022	2,684,550	2,439,531	839,164	832,136	82.36	106.02	110,512	13.0%
2021	2,439,000	2,457,626	1,110,500	1,116,184	142.87	117.08	109,511	16.9%
2020	2,201,000	2,219,850	829,440	829,031	114.43	87.90	84,369	15.5%

(1)
The amounts included in column (b) reflect the summary compensation table total for Scott F. Kavanaugh for the years reported in the table. Scott F. Kavanaugh was our PEO for each year presented. The amounts reported in column (d) reflect the average summary compensation table total amounts for the non-PEO executive officers for the respective years. The individuals comprising the non-PEOs for each year are listed below:

2023	2022	2021	2020
Ulrich Keller	Ulrich E. Keller, Jr.	Ulrich E. Keller, Jr.	Ulrich E. Keller, Jr.
Amy Djou	David DePillo	David DePillo	David DePillo
Chris Naghibi	Kevin Thompson	Kevin Thompson	John Michel
John Hakopian	Lindsay Lawrence	Lindsay Lawrence	Kevin Thompson
James Britton	Amy Djou		Lindsay Lawrence
Chris Naghibi
John A. Hakopian
James Britton was hired in August 2023. David DePillo and Kevin Thompson resigned from the Company in November 2022. Lindsay Lawrence resigned from the Company in December 2022. John Michel resigned from the Company in May 2020.
(2)
The amounts shown in compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the summary compensation table total within certain adjustments as described below in footnote 3.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and non-PEO NEO’s as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and valuation assumptions do not differ materially from those disclosed as of the grant date of the equity awards. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table. For all periods presented, equity values or awards only include stock awards as there were no stock options granted or outstanding during these periods.

(4)
The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Bank Index, which we also utilized in the stock performance graph required by Item 201(e) of regulation S-K in our Annual Report filed on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 invested for the period beginning December 31, 2020 through December 31, 2023 for the Company and the KBW Regional Bank Index, respectively. TSR shown in the table are not necessarily indicative of future stock performance.

(5)
We determined Return on Average Tangible Common Equity was the most important financial measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial measure in future years.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	1,329,000	(342,000)	376,512	1,363,513
2022	2,684,550	(510,000)	264,981	2,439,531
2021	2,439,000	(435,000)	453,626	2,457,626
2020	2,201,000	(363,000)	381,850	2,219,850
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	486,655	(37,328)	41,447	490,773
2022	839,164	(20,386)	13,358	832,136
2021	1,110,500	(137,000)	142,684	1,116,184
2020	829,440	(99,880)	99,471	829,031
The amounts in the Inclusion of Equity Values in the table above is derived from the amounts as set forth below:
Year	Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Year of Unvested EquityAwards Granted in Prior years for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Years that Forfeited During Year for PEO ($)	Value of Dividends or Other Earning Pai d on Equity Awards Not Otherwise Included for PEO ($)	Total — Inclusion of Equity values for PEO ($)
2023	221,943	(25,580)	172,732	7,417	—	—	376,512
2022	157,659	(54,577)	145,006	16,893	—	—	264,981
2021	257,674	34,907	121,000	40,045	—	—	453,626
2020	280,811	11,491	108,671	(19,123)	—	—	381,850
Year	Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Year of Unvested Equity Awards Granted in Prior years for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Years that Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or other Earning Paid on Equity Awards Not otherwise Included for Non- PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	34,465	(1,605)	8,735	(148)	—	—	41,447
2022	7,065	(2,300)	30,314	2,905	(24,626)		13,358
2021	79,801	12,476	37,471	12,936	—	—	142,684
2020	76,311	2,736	31,268	(5,509)	(5,335)	—	99,471
(6)
The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Bank Index, which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report filed on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 invested for the period beginning December 31, 2019 through December 31, 2023 for the Company and the KBW Regional Bank Index, respectively. TSR shown the table are not necessarily indicative of future stock performance.
(7)
We determined Return on Tangible Book Value was the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non- PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Return on Tangible Book Value
Named Executive Officers, Footnote
(1)
The amounts included in column (b) reflect the summary compensation table total for Scott F. Kavanaugh for the years reported in the table. Scott F. Kavanaugh was our PEO for each year presented. The amounts reported in column (d) reflect the average summary compensation table total amounts for the non-PEO executive officers for the respective years. The individuals comprising the non-PEOs for each year are listed below:

2023	2022	2021	2020
Ulrich Keller	Ulrich E. Keller, Jr.	Ulrich E. Keller, Jr.	Ulrich E. Keller, Jr.
Amy Djou	David DePillo	David DePillo	David DePillo
Chris Naghibi	Kevin Thompson	Kevin Thompson	John Michel
John Hakopian	Lindsay Lawrence	Lindsay Lawrence	Kevin Thompson
James Britton	Amy Djou		Lindsay Lawrence
Chris Naghibi
John A. Hakopian
James Britton was hired in August 2023. David DePillo and Kevin Thompson resigned from the Company in November 2022. Lindsay Lawrence resigned from the Company in December 2022. John Michel resigned from the Company in May 2020.

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Bank Index, which we also utilized in the stock performance graph required by Item 201(e) of regulation S-K in our Annual Report filed on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 invested for the period beginning December 31, 2020 through December 31, 2023 for the Company and the KBW Regional Bank Index, respectively. TSR shown in the table are not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 1,329,000	$ 2,684,550	$ 2,439,000	$ 2,201,000
PEO Actually Paid Compensation Amount	$ 1,363,513	2,439,531	2,457,626	2,219,850
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and non-PEO NEO’s as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and valuation assumptions do not differ materially from those disclosed as of the grant date of the equity awards. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table. For all periods presented, equity values or awards only include stock awards as there were no stock options granted or outstanding during these periods.
(5)
We determined Return on Average Tangible Common Equity was the most important financial measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial measure in future years.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	1,329,000	(342,000)	376,512	1,363,513
2022	2,684,550	(510,000)	264,981	2,439,531
2021	2,439,000	(435,000)	453,626	2,457,626
2020	2,201,000	(363,000)	381,850	2,219,850
The amounts in the Inclusion of Equity Values in the table above is derived from the amounts as set forth below:
Year	Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Year of Unvested EquityAwards Granted in Prior years for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Years that Forfeited During Year for PEO ($)	Value of Dividends or Other Earning Pai d on Equity Awards Not Otherwise Included for PEO ($)	Total — Inclusion of Equity values for PEO ($)
2023	221,943	(25,580)	172,732	7,417	—	—	376,512
2022	157,659	(54,577)	145,006	16,893	—	—	264,981
2021	257,674	34,907	121,000	40,045	—	—	453,626
2020	280,811	11,491	108,671	(19,123)	—	—	381,850

Non-PEO NEO Average Total Compensation Amount	$ 486,655	839,164	1,110,500	829,440
Non-PEO NEO Average Compensation Actually Paid Amount	$ 490,773	832,136	1,116,184	829,031
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and non-PEO NEO’s as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and valuation assumptions do not differ materially from those disclosed as of the grant date of the equity awards. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table. For all periods presented, equity values or awards only include stock awards as there were no stock options granted or outstanding during these periods.
(5)
We determined Return on Average Tangible Common Equity was the most important financial measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial measure in future years.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	486,655	(37,328)	41,447	490,773
2022	839,164	(20,386)	13,358	832,136
2021	1,110,500	(137,000)	142,684	1,116,184
2020	829,440	(99,880)	99,471	829,031
Year	Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Year of Unvested Equity Awards Granted in Prior years for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Years that Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or other Earning Paid on Equity Awards Not otherwise Included for Non- PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	34,465	(1,605)	8,735	(148)	—	—	41,447
2022	7,065	(2,300)	30,314	2,905	(24,626)		13,358
2021	79,801	12,476	37,471	12,936	—	—	142,684
2020	76,311	2,736	31,268	(5,509)	(5,335)	—	99,471

Compensation Actually Paid vs. Total Shareholder Return	Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Stockholder Return (“TSR”)
Compensation Actually Paid vs. Net Income	Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Return on Tangible Book Value
Total Shareholder Return Vs Peer Group	Description of Relationship Between Company TSR and Peer Group TSR
Tabular List, Table
Pay vs. Performance Financial Performance Measures
We believe the financial performance measures shown below, all of which are performance objectives used in our executive compensation program, were the most important in linking compensation actually paid to our NEOs for 2023:
•
Return on Tangible Book Value

Asset Quality / Performance of Loan Portfolio

Loan-to-Deposit Ratio

Total Shareholder Return Amount	$ 55.63	82.36	142.87	114.43
Peer Group Total Shareholder Return Amount	101.77	106.02	117.08	87.9
Net Income (Loss)	$ (199,064,000)	$ 110,512,000	$ 109,511,000	$ 84,369,000
Company Selected Measure Amount	1.9	13	16.9	15.5
PEO Name	Scott F. Kavanaugh
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Tangible Book Value
Non-GAAP Measure Description
(7)
We determined Return on Tangible Book Value was the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non- PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Asset Quality / Performance of Loan Portfolio
Measure:: 3
Pay vs Performance Disclosure
Name	Loan-to-Deposit Ratio
PEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (342,000)	$ (510,000)	$ (435,000)	$ (363,000)
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	376,512	264,981	453,626	381,850
PEO | Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,943	157,659	257,674	280,811
PEO | Change in Fair Value from Last Day of Year of Unvested EquityAwards Granted in Prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,580)	(54,577)	34,907	11,491
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	172,732	145,006	121,000	108,671
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,417	16,893	40,045	(19,123)
PEO | Change In Fair Value Of Awards Granted In Prior Year Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,328)	(20,386)	(137,000)	(99,880)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,447	13,358	142,684	99,471
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,465	7,065	79,801	76,311
Non-PEO NEO | Change in Fair Value from Last Day of Year of Unvested EquityAwards Granted in Prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,605)	(2,300)	12,476	2,736
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,735	30,314	37,471	31,268
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148)	2,905	12,936	(5,509)
Non-PEO NEO | Change In Fair Value Of Awards Granted In Prior Year Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (24,626)		(5,335)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount